Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2026
Trade and other payables
Schedule of trade and other payables

	2026 €m	2025 € m

Included within non-current liabilities

Other payables	338	245

Insurance liabilities	208	226

Accruals	251	40

Contract liabilities	817	812

Derivative and other financial instruments 1	1,719	1,824

	3,333	3,147

Included within current liabilities

Trade payables 2	6,211	6,157

Amounts owed to associates and joint ventures	306	332

Other taxes and social security payable	952	846

Other payables 3	1,540	1,038

Insurance liabilities	52	54

Accruals 4	4,980	4,138

Contract liabilities	1,445	1,416

Derivative and other financial instruments 1	93	82

	15,579	14,063
Notes:

1.
Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

2.
Included in Trade payables are invoices that are registered for the Group’s supply chain financing programme of
€
1,983 million (31 March 2025:
€
2,198 million); suppliers had drawn early payments of
€
1,312 million relating to these invoices at 31 March 2026 (2025:
€
1,443 million).

3.	Includes € 256 million (2025: €nil) in relation to the CLAM indemnity between the Group and Vodafone Idea Limited. See note 29 “Contingent liabilities and legal proceedings” for further details.

4.	Includes € 92 million (2025: € 132 million) payable in relation to irrevocable and non-discretionary share buyback programmes.